Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and cash equivalents [abstract]
Cash and clearing	S/ 2,248,845	S/ 2,865,251
Deposits in the BCRP	5,215,762	6,918,526
Deposits in banks	1,609,604	2,923,999
Total cash and cash equivalent	9,074,211	12,707,776
Accrued interest	23,809	17,391
Restricted funds	720,691	468,244	S/ 684,804
Total	S/ 9,818,711	S/ 13,193,411